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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

  Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  Hemenway & Barnes   60 State Street       Boston,      MA          02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)       (State)     (Zip)

  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------    ATTENTION    --------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2004.

                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                           13F File No.:          Name:                                        13F File No.:
1. Michael B. Elefante (18)*                    28-06281               6.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
2. Timothy F. Fidgeon (17)*                     28-06169               7.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
3. Roy A. Hammer (14)*                          28-5798                8.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
4. Lawrence T. Perera (26)*                     28-06167               9.
--------------------------------------------    ------------------     ----------------------------------------     ----------------
5. Michael J. Puzo (25)*                        28-06165               10.
--------------------------------------------    ------------------     ----------------------------------------     ----------------

* Refers to manager number on attached detail in Item 7.

                                                                                                              Page: 1

AS OF: DECEMBER 31, 2003                                  FORM 13F                     SEC FILE # KURT S. SOMERVILLE/

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
ABBOTT LABS          COMMON STOCK    002824100     1834782         39373            xx                    39373

ALCOA INC            COMMON STOCK    013817101      304000          8000            xx                     8000

AMERICAN             COMMON STOCK    025816109      250073          5185            xx                     5185
EXPRESS CO

AMERICAN             COMMON STOCK    026874107      727158         10971            xx                    10971
INTERNATIONAL
GROUP INC.

AMGEN INC.           COMMON STOCK    031162100     2412220         39039            xx                    39039

ANALOG DEVICES,      COMMON STOCK    032654105     1514439         33175            xx                    33175
INC.

AUTOMATIC DATA       COMMON STOCK    053015103     1233495         31141            xx                    31141
PROCESSING

AVERY DENNISON       COMMON STOCK    053611109     1757459         31372            xx                    31372
CORP.

BP PLC ADR           COMMON STOCK    055622104     3022391         61244            xx                    61244

BANK OF AMERICA      COMMON STOCK    060505104      460864          5730            xx                     5730
CORP.

BANK NEW YORK        COMMON STOCK    064057102      208656          6300            xx                     6300
CORP

BEA SYSTEMS INC.     CORPORATE       073325AD4     2283531       2275000            xx                  2275000
                     BONDS

BERKSHIRE            CLASS A         084670108      842500            10            xx                       10
HATHAWAY INC.

BERKSHIRE            CLASS B         084670207      827610           294            xx                      294
HATHAWAY INC.

BLOCK H & R, INC.    COMMON STOCK    093671105      221480          4000            xx                     4000

BOEING COMPANY       COMMON STOCK    097023105      240198          5700            xx                     5700

                                                                                                              Page: 2

AS OF: DECEMBER 31, 2003                                  FORM 13F                     SEC FILE # KURT S. SOMERVILLE/

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
BOTTOMLINE           COMMON STOCK    101388106       99000         11000            xx                    11000
TECHNOLOGIES
INC.

BRISTOL-MYERS        COMMON STOCK    110122108      425568         14880            xx                    14880
SQUIBB CO.

BURLINGTON           COMMON STOCK    12189T104      315995          9768            xx                     9768
NORTHERN SANTA
FE CORP

BURLINGTON           COMMON STOCK    122014103      338150          6106            xx                     6106
RESOURCES INC.

CANADIAN             COMMON STOCK    136375102     1349446         21325            xx                    21325
NATIONAL
RAILWAY CO.


CHEVRONTEXACO        COMMON STOCK    166764100     2086405         24151            xx                    24151
CORP.

CISCO SYS INC.       COMMON STOCK    17275R102     1110340         45825            xx                    45825

COCA COLA CO.        COMMON STOCK    191216100     1114673         21964            xx                    21964

COGNEX               COMMON STOCK    192422103      255374          9027            xx                     9027

COMCAST CORP.        SPL A           20030N200      308144          9848            xx                     9848

WALT DISNEY          COMMON STOCK    254687106      465947         19972            xx                    19972
COMPANY

DOW CHEMICAL         COMMON STOCK    260543103      311775          7500            xx                     7500
CO.

DOW JONES & CO       CLASS B         260561204      323327          6486            xx                     6486
INC                  (RESTRICTED)

E I DU PONT DE       COMMON STOCK    263534109      755579         16465            xx                    16465
NEMOURS & CO.

E M C CORP.          COMMON STOCK    268648102      968561         74966            xx                    74966

                                                                                                              Page: 3

AS OF: DECEMBER 31, 2003                                  FORM 13F                     SEC FILE # KURT S. SOMERVILLE/

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
EATON VANCE          COMMON STOCK    278265103      274800          7500            xx                     7500
CORP.

EMERSON              COMMON STOCK    291011104     1956745         30220            xx                    30220
ELECTRIC CO.

ENCANA CORP.         COMMON STOCK    292505104     1496156         37935            xx                    37935

EXXON MOBIL          COMMON STOCK    30231G102     5654392        137912            xx                   137912
CORP.

FUEL CELL            COMMON STOCK    35952H106      483693         37150            xx                    37150
ENERGY INC.

GANNETT CO.          COMMON STOCK    364730101      263022          2950            xx                     2950

GENERAL              COMMON STOCK    369604103     1871719         60417            xx                    60417
ELECTRIC CO.

HELMERICH &          COMMON STOCK    423452101      441992         15825            xx                    15825
PAYNE INC.

HEWLETT              COMMON STOCK    428236103      216975          9446            xx                     9446
PACKARD CO

I M S HEALTH INC.    COMMON STOCK    449934108      261030         10500            xx                    10500

ILLINOIS TOOL        COMMON STOCK    452308109      209775          2500            xx                     2500
WORKS INC.

INTEL                COMMON STOCK    458140100     4521454        141075            xx                   141075
CORPORATION

INTL BUSINESS        COMMON STOCK    459200101     1844610         19903            xx                    19903
MACHINES

INTERNATIONAL        COMMON STOCK    460146103      344880          8000            xx                     8000
PAPER CO.

INVESTORS FINL       COMMON STOCK    461915100      211255          5500            xx                     5500
SERVICES CORP.

                                                                                                              Page: 4

AS OF: DECEMBER 31, 2003                                  FORM 13F                     SEC FILE # KURT S. SOMERVILLE/

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
IVAX CORP            CORPORATE BONDS 465823AG7     2908800       2880000            xx                  2880000

JEFFERSON-PILOT      COMMON STOCK    475070108     3735488         73751            xx                    73751
CORP.

JOHNSON &            COMMON STOCK    478160104     3407494         65960            xx                    65960
JOHNSON

K V                  COMMON STOCK    482740206      210375          8250            xx                     8250
PHARMACEUTICAL
CO. CL A

KOPIN                COMMON STOCK    500600101      673013        100300            xx                   100300

LIBERTY MEDIA        SER A           530718105      151134         12711            xx                    12711
CORP.

ELI LILLY & CO.      COMMON STOCK    532457108      652803          9282            xx                     9282

M B N A CORP.        COMMON STOCK    55262L100      313284         12607            xx                    12607

THE MCCLATCHY        COMMON STOCK    579489105      251120          3650            xx                     3650
CO

MERCK & CO. INC.     COMMON STOCK    589331107     2904363         62865            xx                    62865

MICROSOFT CORP.      COMMON STOCK    594918104     1668585         60964            xx                    60964

NOKIA CORP ADR A     COMMON STOCK    654902204      775200         45600            xx                    45600

ORACLE CORP.         COMMON STOCK    68389X105      373748         28250            xx                    28250

PEPSICO INC.         COMMON STOCK    713448108      937621         20112            xx                    20112

PFIZER INC.          COMMON STOCK    717081103     1802890         51030            xx                    51030

PROCTER &            COMMON STOCK    742718109     1927984         19303            xx                    19303
GAMBLE CO.

J M SMUCKER CO       COMMON STOCK    832696405     1488003         32855            xx                    32855
NEW

SNAP ON INC          COMMON STOCK    833034101      573711         17795            xx                    17795

                                                                                                              Page: 5

AS OF: DECEMBER 31, 2003                                  FORM 13F                     SEC FILE # KURT S. SOMERVILLE/

     ITEM 1:            ITEM 2:       ITEM 3:       ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
  NAME OF ISSUER    TITLE OF CLASS     CUSIP      FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                      NUMBER        VALUE       PRINCIPAL   DISCRETION                (A)    (B)  (C)
                                                                  AMOUNT    (A) (B) (C)              SOLE SHARED NONE
STATE STREET         COMMON STOCK    857477103     1429908         27456            xx                    27456
CORP.

3 M COMPANY          COMMON STOCK    88579Y101     2652596         31196            xx                    31196

U S BANCORP          COMMON STOCK    902973304      607512         20400            xx                    20400

UNION PACIFIC        COMMON STOCK    907818108      316620          4557            xx                     4557
CORP.

VERIZON              COMMON STOCK    92343V104      294426          8393            xx                     8393
COMMUNICATIONS
INC.

WELLS FARGO &        COMMON STOCK    949746101      476361          8089            xx                     8089
CO. (NEW)

WYETH                COMMON STOCK    983024100      843184         19863            xx                    19863

INGERSOLL RAND       COMMON STOCK    G4776G101      397098          5850            xx                     5850
LTD. CL A

TOTAL:                                          80,194,959